Disposal of subsidiary	12 Months Ended
Dec. 31, 2021
Disposal of subsidiary
Disposal of subsidiary

17. Disposal subsidiaries

On July 1, 2020 the Group sold its 51% share in its subsidiary E-GO to the minority shareholders for a consideration (to be received) of HKD2,346 (equivalent to RMB2,143). Concurrently, the contingent consideration from E-GO business acquisition has been waived. As the disposal date, the fair value of the contingent consideration was HKD366 (equivalent to RMB334). The Group derecognized the assets and liabilities and recorded a loss of RMB999 in “Others” in the consolidated statement of comprehensive income (loss) for the year ended December 31, 2020.

On October 1, 2020 the Group sold its 51% share in its subsidiary Wang Pok to the minority shareholders with no consideration. Concurrently, the contingent consideration from Wang Pok business acquisition has been waived. As the disposal date, the fair value of the contingent consideration was HKD16,283 (equivalent to RMB14,308). The Group derecognized the assets and liabilities and recorded a loss of RMB11,576 in “Others” in the consolidated statement of comprehensive income (loss) for the year ended December 31, 2020.